UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Pacific Edge Investment Management, LLC
Address:    490 S. California Avenue, Suite 310
            Palo Alto, CA  94306

Form 13F File Number:   28-10143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:  Pacific Edge Investment Management, LLC
Name: Karen Payne
Title:      Manager
Phone:      (650) 325-3343

Signature, Place and Date of Signing:


/s/   Karen Payne             Palo Alto, CA                 November 23, 2009

Report Type (Check only one.):

 X    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
---
      manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         11

Form 13F Information Table Value Total:         3,442 (x 1000)


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NAME OF ISSUER           TITLE OF                  VALUE               SH/   PUT/  INV.    OTHER
                         CLASS        CUSIP        X1000    SHARES     PRN   CALL  DISC.   MGR          VOTING AUTH
                                                                                                    SOLE      SHR    NONE
***SILICON MOTION        NASDAQ OTC   82706C108         239      60000 SH          Sole               60000
TECHNOLOGY               ISSUES
APPLE COMPUTER INC       NASDAQ OTC   037833100         510       2750 SH          Sole                2750
                         ISSUES
CERAGON NETWORKS LTD     NASDAQ OTC   M22013102         254      30000 SH          Sole               30000
                         ISSUES
COGO GROUP INC           NASDAQ OTC   192448108         551      90000 SH          Sole               90000
                         ISSUES
GAMESTOP CORP            COMMON       36467W109         304      11500 SH          Sole               11500
                         STOCKS
MENTOR GRAPHICS CORP     NASDAQ OTC   587200106         233      25000 SH          Sole               25000
                         ISSUES
NETFLIX COM INC          NASDAQ OTC   64110L106         277       6000 SH          Sole                6000
                         ISSUES
OPENWAVE SYSTEMS INC     NASDAQ OTC   683718308         260     100000 SH          Sole              100000
                         ISSUES
SBA COMMUNICATIONS CORP  NASDAQ OTC   78388J106         324      12000 SH          Sole               12000
                         ISSUES
SMART MODULAR            NASDAQ OTC   G82245104         238      50000 SH          Sole               50000
TECHNOLOGIES INC.        ISSUES
SONICWALL INC            NASDAQ OTC   835470105         252      30000 SH          Sole               30000
                         ISSUES


